Other financial instruments (Details) - Derivatives [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 7,801	$ 7,380
Non-current assets	92	63
Current liabilities	(19,077)	(11,435)
Non-current liabilities	(27,045)	(20,416)
Other financial instruments, net	(38,229)	(24,408)
Derivatives Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Current assets	7,801	7,380
Non-current assets	92	63
Current liabilities	(10,343)	(9,711)
Non-current liabilities	(150)	(307)
Other financial instruments, net	(2,600)	(2,575)
Offtake Agreement Measured At F V T P L [Member]
IfrsStatementLineItems [Line Items]
Current assets
Non-current assets
Current liabilities	(2,091)	(1,724)
Non-current liabilities	(17,474)	(20,109)
Other financial instruments, net	(19,565)	(21,833)
Energy Futures Contracts [Member]
IfrsStatementLineItems [Line Items]
Current assets
Non-current assets
Current liabilities	(6,643)
Non-current liabilities	(9,421)
Other financial instruments, net	$ (16,064)